Yacktman Focused Fund (Prospectus Summary) | Yacktman Focused Fund
Yacktman Focused Fund
INVESTMENT OBJECTIVE
The Yacktman Focused Fund's (the "Fund") investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Yacktman Focused Fund	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Yacktman Focused Fund		Service Class	Institutional Class
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.24%	0.08%
Total Annual Fund Operating Expenses		1.24%	1.08%
[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Focused Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Yacktman Focused Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Service Class	126	393	681	1,500
Institutional Class	110	343	595	1,317

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the predecessor to the Fund, The Yacktman
Focused Fund, a series of The Yacktman Funds, Inc. (the "Predecessor Yacktman
Focused Fund"), had a portfolio turnover rate of 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities and debt securities.

The Fund may invest up to 20% of its assets in foreign equity securities. This
20% limit does not apply to investments in the form of American Depositary
Receipts (ADRs). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and
ADRs. Some, but not all, of the equity securities will pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the
20% threshold.

At times, depending on market and other conditions, and in the sole discretion of the Fund's subadvisor, Yacktman Asset Management LP ("Yacktman" or the
"Subadvisor"), the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between approximately 15-45 securities.

The Subadvisor employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadvisor believes offer an attractive forward rate of return. The Yacktman Focused Fund is non-diversified.
When the Subadvisor purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The
Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk--the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk--fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk--securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk--below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk--fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk--the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk--market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Non-Diversified Fund Risk--the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the
Fund at greater risk.

Sector Risk--companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.

Small- and Mid-Capitalization Stock Risk--the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk--value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund's Service Class shares is that of the Predecessor Yacktman Focused Fund, which reorganized into the Fund on
June 29, 2012, and was managed by Yacktman with the same investment objective and substantially similar investment strategies as those of the Fund. Because the Fund's Institutional Class shares have not operated for a full calendar year, performance history for these share classes is not available.
Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, Institutional Class shares are subject to different expenses than Service Class shares, and Institutional Class share performance would vary to that extent.

To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Service Class)

Best Quarter: 36.91% (2nd Quarter 2009) Worst Quarter: -18.84% (4th Quarter 2008) Year-to-Date (as of 3/31/12): 6.76%
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Yacktman Focused Fund	Label	1 Year	5 Years	10 Years
Service Class	Service Class Return Before Taxes	7.41%	9.13%	11.39%
Service Class After Taxes on Distributions	Service Class Return After Taxes on Distributions	7.23%	8.21%	10.44%
Service Class After Taxes on Distributions and Sales	Service Class Return After Taxes on Distributions and Sale of Fund Shares	5.06%	7.63%	9.85%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional Class will vary. The
Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.